Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2016
Intangible Assets, Net [Abstract]
Schedule of intangible assets
	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Land-use rights	$636	$666
Less: accumulated amortization	(109)	(95)
Intangible assets, net	$527	$571

Schedule of estimated amortization expense relating to the existing intangible assets
For the years ended	US$(’000)
September 30, 2017	$20
September 30, 2018	20
September 30, 2019	20
September 30, 2020	20
September 30, 2021	20
Thereafter	471
Total	$571